Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
21.	Segment Information

Canon operates its business in three segments: the Office Business Unit, the Imaging System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

The primary products included in each segment are as follows:

Office Business Unit:	Office multifunction devices (MFDs) / Laser multifunction printers (MFPs) / Laser printers / Digital production printing systems / High speed continuous feed printers / Wide-format printers / Document solutions

Imaging System Business Unit:	Interchangeable lens digital cameras / Digital compact cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Compact photo printers /Inkjet printers / Large-format inkjet printers / Commercial photo printers / Image scanners / Multimedia projectors / Broadcast equipment / Calculators

Industry and Others Business Unit:	Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment / Digital radiography systems / Diagnostic X-ray Systems / Computed Tomography / Magnetic Resonance Imaging / Diagnostic Ultrasound Systems / Clinical Chemistry Analyzers / Ophthalmic equipment / Vacuum thin-film deposition equipment / Organic LED (OLED) panel manufacturing equipment / Die bonders /Micromotors / Network cameras / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Office	Imaging System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2016:
Net sales:
External customers	1,804,862	1,094,291	502,334	—	3,401,487
Intersegment	2,957	998	82,326	(86,281)	—

Total	1,807,819	1,095,289	584,660	(86,281)	3,401,487
Operating cost and expenses	1,638,333	950,876	577,212	6,200	3,172,621

Operating profit	169,486	144,413	7,448	(92,481)	228,866

Total assets	961,749	391,661	545,210	3,239,909	5,138,529
Depreciation and amortization	78,319	47,386	41,053	83,338	250,096
Capital expenditures	72,189	25,564	29,346	81,280	208,379

2015:
Net sales:
External customers	2,108,246	1,262,667	429,358	—	3,800,271
Intersegment	2,570	1,168	95,293	(99,031)	—

Total	2,110,816	1,263,835	524,651	(99,031)	3,800,271
Operating cost and expenses	1,820,230	1,080,396	537,730	6,705	3,445,061

Operating profit	290,586	183,439	(13,079)	(105,736)	355,210

Total assets	1,020,758	452,283	332,252	2,622,480	4,427,773
Depreciation and amortization	86,206	52,070	45,064	89,987	273,327
Capital expenditures	73,819	38,337	24,241	106,733	243,130

2014:
Net sales:
External customers	2,075,788	1,342,501	308,963	—	3,727,252
Intersegment	2,944	693	89,802	(93,439)	—

Total	2,078,732	1,343,194	398,765	(93,439)	3,727,252
Operating cost and expenses	1,786,675	1,148,593	420,566	7,929	3,363,763

Operating profit	292,057	194,601	(21,801)	(101,368)	363,489

Total assets	1,025,499	517,524	342,695	2,574,900	4,460,618
Depreciation and amortization	87,058	53,912	37,544	84,966	263,480
Capital expenditures	69,704	31,124	15,976	107,956	224,760

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

Operating results of TMSC for the year ended December 31, 2016 and assets of TMSC other than corporate assets at December 31, 2016 are included in Industry and Others Business Unit based on preliminary assessment.

Information about product sales to external customers by business unit for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Years ended December 31
	2016	2015	2014
	(Millions of yen)
Office
Monochrome copiers	289,532	328,061	322,398
Color copiers	386,193	421,209	401,447
Printers	664,846	857,369	862,000
Others	464,291	501,607	489,943

Total	1,804,862	2,108,246	2,075,788
Imaging System
Cameras	666,868	782,623	861,196
Inkjet printers	329,066	362,663	366,946
Others	98,357	117,381	114,359

Total	1,094,291	1,262,667	1,342,501
Industry and Others
Lithography equipment	121,090	123,887	90,395
Others	381,244	305,471	218,568

Total	502,334	429,358	308,963

Consolidated	3,401,487	3,800,271	3,727,252

Information by major geographic area as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	2016	2015	2014
	(Millions of yen)
Net sales:
Japan	706,979	714,280	724,317
Americas	963,544	1,144,422	1,036,500
Europe	913,523	1,074,366	1,090,484
Asia and Oceania	817,441	867,203	875,951

Total	3,401,487	3,800,271	3,727,252

Long-lived assets:
Japan	1,163,374	937,716	950,719
Americas	147,129	150,105	157,748
Europe	166,734	183,451	127,700
Asia and Oceania	164,007	189,588	210,650

Total	1,641,244	1,460,860	1,446,817

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥884,083 million, ¥1,047,838 million and ¥938,411 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.

In addition to the disclosure requirements under Topic 280, Canon has disclosed the segment information based on the location of Canon Inc. and its subsidiaries. Results from a survey of a representative sample of financial statement users, however, indicated that they consider the latter to be less useful than sales information based on the location where the product is shipped to customers, which is disclosed separately. For this reason, Canon decided to discontinue the disclosure of geographical segment information based on the location of Canon Inc. and its subsidiaries from this year, in order to avoid the risk of confusing users due to disclosing two similar types of geographical information and make disclosure more concise and transparent.